Subsequent Events	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Subsequent Events

10. SUBSEQUENT EVENTS

On April 30, 2021, GDI executed an agreement to merge with Ammo, Inc. (Ammo) and SpeedLight Group, I, LLC (SpeedLight), a wholly owned subsidiary of Ammo. As a result of the completion of the arrangement, the separate existence of GDI will cease and Ammo will continue its existence as the surviving company in the merger. The purchase included cash and stock in the surviving company.